TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Goodwill and Intangible assets	$327	$358
Other temporary differences (1)	14,300	8,664
Temporary differences related to inventory (2)	6,083	6,962
Carryforward losses, deductions and credits (3)	1,102	868
Less-valuation allowance	(1,102)	(822)

Total deferred tax assets	20,710	16,030

Deferred tax liabilities:

Property and equipment	(9,143)	(8,149)
Intangible liabilities	(6,504)	-
Other temporary differences	(3,648)	-

Total deferred tax liabilities	(19,295)	(8,149)

Deferred tax assets, net	$1,415	$7,881

(1)	Deriving mainly from provision for labor related and warranty provision. The increase mainly related to provision for loss contingencies and lease accounting in accordance with ASC842

Reconciliation of Effective Tax Rate to Statutory Tax Rate

d.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes on income	$12,322	$19,105	$29,128

Statutory tax rate in Israel	23%	23%	23%

Income taxes at statutory rate	$2,834	$4,394	$6,699

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	(120)	(2,646)	(2,527)
Non-deductible expenses, net	1,764	2,025	701
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	(868)	707	(670)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(251)	772	(453)
Uncertain tax position	1,659	1,037	482
Changes in valuation allowance	(280)	112	184
Others	(38)	(158)	144

Income tax expense	$4,700	$6,243	$4,560

Effective tax rate	38%	33%	16%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.00)	$(0.08)	$(0.07)

Schedule of Income before Taxes on Income	e.Income before taxes on income is comprised as follows:
	Year ended December 31,
	2020	2019	2018

Domestic	$12,859	$5,329	$18,424
Foreign	(537)	13,776	10,704

	$12,322	$19,105	$29,128

Schedule of Tax Expenses on Income

f.Tax expenses on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current taxes	$5,597	$7,752	$7,624
Deferred taxes	(897)	(1,509)	(3,064)

	$4,700	$6,243	$4,560

Domestic	$3,886	$2,874	$2,726
Foreign	814	3,369	1,834

	$4,700	$6,243	$4,560

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2018	$2,737

Increase in tax positions for current year	482
Increase in tax position of prior years	657

Gross tax liabilities at December 31, 2018	3,876

Increase in tax positions for current year	1,037

Gross tax liabilities at December 31, 2019	4,913

Increase in tax positions for current year	1,659
Addition of tax position of prior years	118
Decrease in tax position resulting from settlement	(3,027)

Gross tax liabilities at December 31, 2020	$3,663